REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests
	Year Ended December 31,
	2021	2020
Balance as of the beginning of the year	$75,322	$74,300
Net Income	6,200	925
Other Comprehensive Income - Translation adjustment	(211)	97
Conversion of AU10TIX shares A-1 into new series A	9,057	-
Stock-based compensation	110	-
Balance as of the end of the year	$90,478	$75,322